Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 4,403,915	$ 638,508	¥ 3,404,603	¥ 5,005,211
Amounts due from related parties	443,424	64,290	451,389
Total current assets	6,317,146	915,901	5,516,810
Investments in subsidiaries and VIEs	1,491,820	216,293	1,402,083
Other non-current assets	124,124	17,996	161,832
Total Assets	11,798,135	1,710,568	10,889,789
Current liabilities
Contingent liabilities	568,018	82,355	433,345
Other current liabilities	473,175	68,604	649,255
Total current liabilities	1,904,961	276,193	2,283,038
Other non-current liabilities	59,760	8,664	100,020
Total Liabilities	2,297,660	333,129	2,748,148
Shareholders' equity
Treasury stock (919,515 and nil ordinary shares as of December 31, 2021 and 2022, respectively)			(541,379)		$ (44,584)
Additional paid-in capital	3,803,183	551,410	3,534,741
Retained earnings	5,604,954	812,642	5,187,323
Accumulated other comprehensive loss	(2,546)	(370)	(140,014)
Total Noah Holdings Limited shareholders' equity	9,405,696	1,363,697	8,040,775
Total Liabilities and Equity	11,798,135	1,710,568	10,889,789
Class A ordinary shares
Shareholders' equity
Ordinary shares	105	15	76
Class B ordinary shares
Shareholders' equity
Ordinary shares			28
Parent company
Current assets
Cash and cash equivalents	349,845	50,723	224,145
Amounts due from related parties	823	119	760
Total current assets	350,668	50,842	224,905
Investments in subsidiaries and VIEs	9,636,776	1,397,199	8,538,829
Investments in affiliates	361,831	52,461	301,509
Other non-current assets	724	105	637
Total Assets	10,349,999	1,500,607	9,065,880
Current liabilities
Contingent liabilities	469,018	68,001	433,345
Amounts due to subsidiaries and VIEs	467,178	67,734	575,428
Other current liabilities	8,107	1,175	16,332
Total Liabilities	944,303	136,910	1,025,105
Shareholders' equity
Treasury stock (919,515 and nil ordinary shares as of December 31, 2021 and 2022, respectively)			(541,379)
Additional paid-in capital	3,803,183	551,410	3,534,741
Retained earnings	5,604,954	812,642	5,187,323
Accumulated other comprehensive loss	(2,546)	(370)	(140,014)
Total Noah Holdings Limited shareholders' equity	9,405,696	1,363,697	8,040,775
Total Liabilities and Equity	10,349,999	1,500,607	9,065,880
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares	¥ 105	$ 15	76
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares			¥ 28